American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2019 ■ Prospectus dated March 1, 2019
The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6
Management Fee[2]	1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.11%	0.91%	0.76%	1.36%	2.11%	1.61%	0.91%	0.76%
Fee Waiver[3]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	0.90%	0.75%	1.35%	2.10%	1.60%	0.90%	0.75%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

[3]
The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$112	$352	$611	$1,351
I Class	$92	$290	$504	$1,119
Y Class	$77	$242	$422	$942
A Class	$705	$981	$1,277	$2,114
C Class	$214	$661	$1,134	$2,437
R Class	$163	$508	$876	$1,909
R5 Class	$92	$290	$504	$1,119
R6 Class	$77	$242	$422	$942

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - American Century Capital Portfolios, Inc. - GLOBAL REAL ESTATE FUND - USD ($)	INVESTOR CLASS	I CLASS	Y CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios, Inc. - GLOBAL REAL ESTATE FUND		INVESTOR CLASS	I CLASS	Y CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)	[1]	1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%
Distribution and Service (12b-1) Fees		none	none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		none	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)		1.11%	0.91%	0.76%	1.36%	2.11%	1.61%	0.91%	0.76%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		1.10%	0.90%	0.75%	1.35%	2.10%	1.60%	0.90%	0.75%
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios, Inc. - GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	112	352	611	1,351
I CLASS	92	290	504	1,119
Y CLASS	77	242	422	942
A CLASS	705	981	1,277	2,114
C CLASS	214	661	1,134	2,437
R CLASS	163	508	876	1,909
R5 CLASS	92	290	504	1,119
R6 CLASS	77	242	422	942

American Century Capital Portfolios, Inc. | NT GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2019 ■ Prospectus dated March 1, 2019

The following replaces the Annual Fund Operating Expenses table on page 2 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	G
Management Fee[1]	1.11%	0.76%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	1.11%	0.76%
Fee Waiver[2]	0.01%	0.76%³
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	0.00%

[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.

[2]
The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.

[3]
The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on page 2 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$112	$352	$611	$1,351
G Class	$0	$0	$0	$0

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Capital Portfolios, Inc. - NT GLOBAL REAL ESTATE FUND		INVESTOR CLASS	G CLASS
Management Fees (as a percentage of Assets)	[1]	1.11%	0.76%
Distribution and Service (12b-1) Fees		none	none
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		1.11%	0.76%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.76%)	[3]
Net Expenses (as a percentage of Assets)		1.10%	none
[1]	The management fee has been restated to reflect the decrease in the management fee schedule effective August 1, 2018.
[2]	The advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2020 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Capital Portfolios, Inc. - NT GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	112	352	611	1,351
G CLASS	none	none	none	none